Note 6 Operations with moratorium and Given By The Group With Public Guarantee by concept (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Bbva group [Member]
Operations by concept [Line Items]
Public guarantees given by the group	€ 16,093,000,000	€ 16,053,000,000
Private individuals [Member]
Operations by concept [Line Items]
Public guarantees given by the group	1,292,000,000	1,235,000,000
Mortgages [member]
Operations by concept [Line Items]
Public guarantees given by the group	1,000,000	1,000,000
Small companies [Member]
Operations by concept [Line Items]
Public guarantees given by the group	10,739,000,000	10,573,000,000
Non financial entities [Member]
Operations by concept [Line Items]
Public guarantees given by the group	4,043,000,000	4,232,000,000
Other [Member]
Operations by concept [Line Items]
Public guarantees given by the group	18,000,000	13,000,000
Current [Member] | Bbva group [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	2,778,000,000	6,536,000,000
Current [Member] | Private individuals [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	2,076,000,000	4,503,000,000
Current [Member] | Mortgages [member]
Operations by concept [Line Items]
Moratoriums from public guarantees	1,877,000,000	3,587,000,000
Current [Member] | Small companies [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	488,000,000	1,023,000,000
Current [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	202,000,000	961,000,000
Current [Member] | Other [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	12,000,000	50,000,000
Finished moratorium [Member] | Bbva group [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	22,669,000,000	21,868,000,000
Finished moratorium [Member] | Private individuals [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	15,087,000,000	14,550,000,000
Finished moratorium [Member] | Mortgages [member]
Operations by concept [Line Items]
Moratoriums from public guarantees	9,063,000,000	7,471,000,000
Finished moratorium [Member] | Small companies [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	4,321,000,000	4,743,000,000
Finished moratorium [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	3,074,000,000	2,397,000,000
Finished moratorium [Member] | Other [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	187,000,000	179,000,000
Total moratorium [Member] | Bbva group [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	25,447,000,000	28,405,000,000
Total moratorium [Member] | Private individuals [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	17,162,000,000	19,052,000,000
Total moratorium [Member] | Mortgages [member]
Operations by concept [Line Items]
Moratoriums from public guarantees	10,941,000,000	11,059,000,000
Total moratorium [Member] | Small companies [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	4,809,000,000	5,766,000,000
Total moratorium [Member] | Non financial entities [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	3,276,000,000	3,358,000,000
Total moratorium [Member] | Other [Member]
Operations by concept [Line Items]
Moratoriums from public guarantees	€ 199,000,000	€ 229,000,000